Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 14.3%
U.S. Bancorp	995,093	$58,999,064

Regional Banks — 83.4%
Associated Banc-Corp.	111,554	2,458,650
BancorpSouth Bank	67,193	2,110,532
Bank of Hawaii Corp.	28,170	2,680,657
Bank OZK	84,641	2,581,974
BankUnited Inc.	66,478	2,430,436
BOK Financial Corp.	22,325	1,951,205
Cathay General Bancorp.	53,018	2,017,335
CIT Group Inc.	66,323	3,026,319
Citizens Financial Group Inc.	304,324	12,358,598
Comerica Inc.	100,911	7,240,364
Commerce Bancshares Inc.	72,615	4,933,463
Cullen/Frost Bankers Inc.	39,863	3,897,804
East West Bancorp. Inc.	101,963	4,965,598
Fifth Third Bancorp.	496,799	15,271,601
First Citizens BancShares Inc./NC, Class A	6,084	3,237,966
First Financial Bankshares Inc.	95,115	3,338,537
First Hawaiian Inc.	91,696	2,645,430
First Horizon National Corp.	217,874	3,607,993
First Republic Bank/CA(a)	117,996	13,858,630
FNB Corp.	227,503	2,889,288
Fulton Financial Corp.	114,904	2,002,777
Glacier Bancorp. Inc.	60,027	2,760,642
Hancock Whitney Corp.	61,050	2,678,874
Home BancShares Inc./AR	108,634	2,135,744
Huntington Bancshares Inc./OH	723,085	10,904,122
IBERIABANK Corp.	36,594	2,738,329
International Bancshares Corp.	40,168	1,730,036
Investors Bancorp. Inc.	155,817	1,856,560
KeyCorp.	689,561	13,956,715
M&T Bank Corp.	92,388	15,682,863
PacWest Bancorp.	83,909	3,211,197
People’s United Financial Inc.	310,965	5,255,309
Pinnacle Financial Partners Inc.	50,390	3,224,960
PNC Financial Services Group Inc. (The)	306,764	48,968,737
Popular Inc.	67,735	3,979,431
Prosperity Bancshares Inc.	66,097	4,751,713
Regions Financial Corp.	675,272	11,587,668
Signature Bank/New York NY	37,799	5,163,721
Sterling Bancorp./DE	141,454	2,981,850
SVB Financial Group(b)	36,106	9,064,050
Synovus Financial Corp.	102,607	4,022,194

Security	Shares	Value

Regional Banks (continued)
TCF Financial Corp.	107,411	$5,026,835
Texas Capital Bancshares Inc.(b)	35,234	2,000,234
Truist Financial Corp.	938,975	52,883,072
Trustmark Corp.	44,991	1,552,639
UMB Financial Corp.	30,248	2,076,223
Umpqua Holdings Corp.	154,190	2,729,163
United Bankshares Inc./WV	71,087	2,748,223
Valley National Bancorp.	274,247	3,140,128
Webster Financial Corp.	64,438	3,438,412
Western Alliance Bancorp.	66,109	3,768,213
Wintrust Financial Corp.	39,961	2,833,235
Zions Bancorp. N.A.	119,326	6,195,406

		344,551,655

Thrifts & Mortgage Finance — 1.9%
Capitol Federal Financial Inc.	99,077	1,360,327
New York Community Bancorp. Inc.	327,226	3,933,256
TFS Financial Corp.	35,292	694,547
Washington Federal Inc.	54,851	2,010,289

		7,998,419

Total Common Stocks — 99.6% (Cost: $402,764,611)		411,549,138

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	6,788,989	6,791,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	496,959	496,959

		7,288,664

Total Short-Term Investments — 1.8% (Cost: $7,289,284)		7,288,664

Total Investments in Securities — 101.4% (Cost: $410,053,895)		418,837,802

Other Assets, Less Liabilities — (1.4)%		(5,799,135)

Net Assets — 100.0%		$413,038,667

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,309,836	(7,520,847)	6,788,989	$6,791,705	$24,061	(a)	$1,765	$(885)
BlackRock Cash Funds: Treasury, SL Agency Shares	624,950	(127,991)	496,959	496,959	8,688		—	—

				$7,288,664	$32,749		$1,765	$(885)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	15	03/20/20	$1,422	$16,466

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$411,549,138	$—	$—	$411,549,138
Money Market Funds	7,288,664	—	—	7,288,664

	$418,837,802	$—	$—	$418,837,802

Derivative financial instruments(a)
Assets
Futures Contracts	$16,466	$—	$—	$16,466

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2